Leases - Schedule of ROU Assets and Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease right-of-use assets, net	$ 1,020,947	$ 1,267,121	$ 1,572,323
Liabilities:
Operating lease liabilities, current	394,208	361,305	313,448
Operating lease liabilities	762,904	1,062,633	1,423,938
Lease, liability	$ 1,157,112	$ 1,423,938	$ 1,737,386